Goodwill and Other Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of other intangible assets

	December 31, 2018	December 31, 2017	Weighted average amortization period

Cost:
Brand name	670	670	4.1
Customer list	2,450	2,450	2.5
Software	111	111	3
Customer relationship	141	141	7

	3,372	3,372
Accumulated amortization:
Brand name	670	670
Customer list	2,450	2,450
Software	111	74
Customer relationship	60	40

	3,291	3,234

Amortized cost	$81	$138